Notes Payable - Summary of Financial Information Relating to Note Payable (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Notes payable [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 3.2	$ 1.6